Property, Plant and Equipment - Schedule of Composition and Movement of Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance		$ 28,224
Ending Balance		36,245		$ 28,224
Depreciated cost		36,245		28,224
Cost [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance		88,634		82,367
Additions		12,694		6,394
Sale and write-off				(127)
Ending Balance				88,634
Accumulated Depreciation [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance		60,410		56,210
Depreciation		4,661		4,309
Sale and write-off		(207)		(109)
Ending Balance		64,864		60,410
Land and Buildings [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Depreciated cost		12,903	[1],[2]	12,747	[3]
Land and Buildings [Member] | Cost [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance	[3]	36,041		35,090
Additions		1,306	[1],[2]	951	[3]
Sale and write-off	[3]
Ending Balance	[3]			36,041
Land and Buildings [Member] | Accumulated Depreciation [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance	[3]	23,294	[1],[2]	22,154
Depreciation		1,149	[1],[2]	1,140	[3]
Sale and write-off		(22)	[1],[2]		[3]
Ending Balance	[1],[2]	24,421		23,294	[3]
Machinery and Equipment [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Depreciated cost		12,298	[2]	10,738	[3]
Machinery and Equipment [Member] | Cost [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance	[3]	37,997		35,343
Additions		3,546	[2]	2,764	[3]
Sale and write-off	[3]			(110)
Ending Balance	[3]			37,997
Machinery and Equipment [Member] | Accumulated Depreciation [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance	[3]	27,259	[2]	25,493
Depreciation		1,975	[2]	1,875	[3]
Sale and write-off		(75)	[2]	(109)	[3]
Ending Balance	[2]	29,159		27,259	[3]
Vehicles [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Depreciated cost				2
Vehicles [Member] | Cost [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance		31		31
Additions
Sale and write-off
Ending Balance				31
Vehicles [Member] | Accumulated Depreciation [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance		29		26
Depreciation		2		3
Sale and write-off
Ending Balance		31		29
Computers, Software, Equipment and Office Furniture [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Depreciated cost		3,083		2,422
Computers, Software, Equipment and Office Furniture [Member] | Cost [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance		11,472		10,337
Additions		1,891		1,135
Sale and write-off
Ending Balance				11,472
Computers, Software, Equipment and Office Furniture [Member] | Accumulated Depreciation [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance		9,050		7,882
Depreciation		1,230		1,168
Sale and write-off		(110)
Ending Balance		10,170		9,050
Leasehold Improvements [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Depreciated cost		7,961	[4]	2,315	[5]
Leasehold Improvements [Member] | Cost [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance	[5]	3,093		1,566
Additions		5,951	[4]	1,544	[5]
Sale and write-off	[5]			(17)
Ending Balance	[5]			3,093
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance	[5]	778	[4]	655
Depreciation		305	[4]	123	[5]
Sale and write-off			[4]		[5]
Ending Balance	[4]	1,083		778	[5]
Cost [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance		88,634
Sale and write-off		(219)
Ending Balance		101,109		88,634
Cost [Member] | Land and Buildings [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance	[1],[2]	36,041
Sale and write-off	[1],[2]	(23)
Ending Balance	[1],[2]	37,324		36,041
Cost [Member] | Machinery and Equipment [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance	[2]	37,997
Sale and write-off	[2]	(86)
Ending Balance	[2]	41,457		37,997
Cost [Member] | Vehicles [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance		31
Sale and write-off
Ending Balance		31		31
Cost [Member] | Computers, Software, Equipment and Office Furniture [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance		11,472
Sale and write-off		(110)
Ending Balance		13,253		11,472
Cost [Member] | Leasehold Improvements [Member]
Schedule of Composition and Movement of Property, Plant and Equipment [Line Items]
Beginning Balance	[4]	3,093
Sale and write-off	[4]
Ending Balance	[4]	$ 9,044		$ 3,093

[1]	Kamada Assets Ltd. (“Kamada Assets”), a subsidiary of the Company, capitalized leasing rights from the Israel Lands Administration for an area of 16,880 m² in Beit Kama, Israel, on which the Company’s manufacturing plant and other buildings are located. As part of a new outline which were approved during 2021, the plant area was adjusted to 14,880 m². The amount attributed to capitalized rights is presented under property, plant and equipment and is depreciated over the leasing period, which includes the lease extension option period. During 2010, Kamada Assets signed an agreement with the Israel Lands Administration to consolidate its leasing rights and extend the lease period to 2058; the lease also includes an extension option allowing the parties to extend the lease for an additional 49 years following the conclusion of the initial term.
[2]	Including labor costs charged in 2024 to the cost of facilities, machinery, and equipment in the amount of $1,853 thousand.
[3]	Including labor costs charged in 2023 to the cost of facilities, machinery, and equipment in the amount of $1,426 thousand.
[4]	Including Right – of use assets depreciation expense in the amount of $128 thousand that was capitalized to the Leasehold Improvements during 2024. Also refer to Note 14.
[5]	Including Right – of use assets depreciation expense in the amount of $20 thousand that was capitalized to the Leasehold Improvements during 2023. Also refer to Note 14.